CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - D Boral A R C Acquisition I Corp [Member] - USD ($)	Ordinary Shares Class A [Member]	Ordinary Shares Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance – December 19, 2025 at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Balance – December 19, 2025 at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Class B ordinary shares issued to Sponsor		$ 1,232	23,768			25,000
Class B ordinary shares issued to Sponsor, shares		12,321,429
Sale of Private Units, net of issuance costs	$ 20		1,971,400			1,971,420
Sale of Private Units, net of issuance costs, shares	200,000
Issuance of Public Warrants, net of issuance costs			8,913,405			8,913,405
Issuance of Representative Shares	$ 100		2,419,300			2,419,400
Issuance of Representative Shares, shares	1,000,000
Accretion in value of Class A ordinary shares			(14,233,074)	(4,301,388)		(18,534,462)
reverse over-allotment option liability			860,414	429,961		1,290,375
Forfeiture of founder shares		$ (32)	32
Forfeiture of founder shares, shares		(321,429)
Adjustment of accrued offering costs			44,755			44,755
Net income				4,455,970		4,455,970
Balance – December 31, 2025 at Dec. 31, 2025	$ 120	$ 1,200		$ 584,543		$ 585,863
Ending balance, shares at Dec. 31, 2025	1,200,000	12,000,000